RELATED PARTIES - Compensation (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) person	Dec. 31, 2017 USD ($) person	Dec. 31, 2016 USD ($) person	Nov. 25, 2019 item	Aug. 13, 2019 item	May 20, 2019 item	Jan. 30, 2019 item
Disclosure of transactions between related parties [line items]
Number of persons employee compensation	8	9	9	13	19	41	4
Compensation to directors who are not employed	$ 284	$ 306	$ 278
Key executives personnel
Disclosure of transactions between related parties [line items]
Number of persons employee compensation | person	7	7	6
Number of persons for share based payment | person	7	7	6
Employee compensation	$ 1,835	$ 1,384	$ 1,590
Share-based payment	702	1,083	1,168
Total	2,537	2,467	2,758
Transaction amounts	2,821	2,773	$ 3,035
Carrying amount	$ 341	$ 1,147